TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of taxes

	2022	2021	2020
Current tax:	£’000	£’000	£’000

Current tax on(loss)/ profit for the year	(9,485)	7,679	—
Adjustments in respect of prior periods	—	—	—
Total current tax	(9,485)	7,679	—

	2022	2021	2020
Deferred tax:	£’000	£’000	£’000

Origination and reversal of temporary differences	—	827	—
Total deferred tax liability	—	827	—
Total tax (credit)/charge	(9,485)	8,506	—

Schedule of taxation charge in the financial statements

	2022	2021	2020
	£’000	£’000	£’000
Profit (loss) before taxation	(194,592)	39,271	1,442
Expected tax charge (recovery) based on a weighted average of 25% (2021 - 25% 2020 - 24%) (UK, US and Canada)	(48,648)	9,746	346

Effect of expenses not deductible in determining taxable profit	26,406	1,779	3
Capital allowances in excess of depreciation	6,848	(3,770)	(101)
Other tax adjustments	205	(137)	(703)
Other timing differences	—	(385)	—
Origination and reversal of temporary differences	(827)	827	—
Unutilised tax losses carried forward	6,531	445	455
Taxation charge in the financial statements	(9,485)	8,506	—

Schedule of movement in deferred income tax assets and liabilities during the year

	2022	2021
Deferred tax liabilities	£’000	£’000

Digital assets	—	286
Gain on fair value of property acquired (see note 17)	—	442
Share of other comprehensive income of associates	—	99
Property, plant and equipment	—	—
Total deferred tax	—	827
Current portion	—	286
Non-current	—	541